SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2019
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

12.   SHORT-TERM BANK LOANS

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	740,000	960,000	137,895
Short-term bank loans pledged by deposits	1,042,900	1,159,000	166,481
Secured bank borrowings	—	391,500	56,235
	1,782,900	2,510,500	360,611

During 2019, the Group factored certain intercompany notes receivables with a total face value of RMB471,500 (US$67,727) to several domestic banks for total proceeds of RMB458,864 (US$65,912) at effective interest rates ranging from 2.67% to 3.86% ("the receivable factoring transaction"). As the factoring of notes receivables was with recourse, the receivable factoring transaction did not qualify as a transfer of financial assets to be considered as a sale under ASC 860 and was accounted for as a secured borrowing. The note receivables remain on the consolidated balance sheet while the proceeds are recognized as secured bank borrowings included in "Short-term bank loans".

Short-term bank loans consisted of several bank loans denominated in RMB. The total deposits in restricted cash pledged for short-term bank loans and secured bank borrowings was RMB1,166,744 and RMB1,590,025 (US$228,393) as of December 31, 2018 and December 31, 2019, respectively. The weighted average interest rate for the outstanding borrowings as of December 31, 2018 and December 31, 2019, was 4.80% and 4.27% respectively. The total intercompany notes receivables pledged for secured bank borrowings was RMB nil and RMB 391,500 (US$56,235) as of December 31, 2018 and 2019.